Allowance for Credit Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 51,830	$ 1,667
Loans Individually Evaluated for Impairment, Allowance	2,445	99
Loans Collectively Evaluated for Impairment, Recorded Investment	7,378,773	7,207,484
Loans Collectively Evaluated for Impairment, Allowance	123,527	110,275
Commercial, financial and agricultural | Domestic | Commercial.
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	30,747	298
Loans Individually Evaluated for Impairment, Allowance	2,375	29
Loans Collectively Evaluated for Impairment, Recorded Investment	1,468,006	1,501,554
Loans Collectively Evaluated for Impairment, Allowance	24,353	23,149
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	94	562
Loans Collectively Evaluated for Impairment, Recorded Investment	2,568,025	2,710,494
Loans Collectively Evaluated for Impairment, Allowance	36,474	35,654
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	117	131
Loans Collectively Evaluated for Impairment, Recorded Investment	306,384	284,405
Loans Collectively Evaluated for Impairment, Allowance	3,794	3,291
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	20,483	589
Loans Individually Evaluated for Impairment, Allowance	70	70
Loans Collectively Evaluated for Impairment, Recorded Investment	1,969,186	1,667,524
Loans Collectively Evaluated for Impairment, Allowance	44,614	35,320
Real estate - mortgage | Domestic | Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	77	87
Loans Collectively Evaluated for Impairment, Recorded Investment	425,647	403,571
Loans Collectively Evaluated for Impairment, Allowance	4,759	4,073
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	312
Loans Collectively Evaluated for Impairment, Recorded Investment	439,958	464,173
Loans Collectively Evaluated for Impairment, Allowance	8,284	7,754
Consumer | Domestic
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Collectively Evaluated for Impairment, Recorded Investment	41,592	40,966
Loans Collectively Evaluated for Impairment, Allowance	281	272
Foreign. | Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Collectively Evaluated for Impairment, Recorded Investment	159,975	134,797
Loans Collectively Evaluated for Impairment, Allowance	$ 968	$ 762